BASIS OF PRESENTATION AND LIQUIDITY (Details 1) (USD $)	3 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Proceeds from purchased shares			$ 3,510,000	$ 0
LPC Purchase Agreement [Member]
Initial commitment shares issued	0	0	2,929,115	0
Additional commitment shares issued	471,590	0	1,028,124	0
Purchased shares issued	13,774,792	0	39,630,813	0
Proceeds from purchased shares	$ 1,610,000	$ 0	$ 3,510,000	$ 0